Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MERLIN, INC.
Entity Central Index Key	0002028707
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false